38) Shareholders' Equity (Details 2)	12 Months Ended
	Dec. 31, 2020 shares
Changes in capital stock, in number of shares
Number of outstanding shares as at beginning balance	8,032,297,167
Increase of capital stock with issuing of shares - bonus of 20%	806,382,972	[1]
Increase of shares in treasury - bonus of 20%	(3,153,254)
Number of outstanding shares as at end balance	8,835,526,885
Common shares [Member]
Changes in capital stock, in number of shares
Number of outstanding shares as at beginning balance	4,025,272,105
Increase of capital stock with issuing of shares - bonus of 20%	403,191,507	[1]
Increase of shares in treasury - bonus of 20%	(664,296)
Number of outstanding shares as at end balance	4,427,799,316
Preferred shares [Member]
Changes in capital stock, in number of shares
Number of outstanding shares as at beginning balance	4,007,025,062
Increase of capital stock with issuing of shares - bonus of 20%	403,191,465	[1]
Increase of shares in treasury - bonus of 20%	(2,488,958)
Number of outstanding shares as at end balance	4,407,727,569

[1]	It benefited the shareholders registered in the records of Bradesco on April 13, 2020.